Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (691)	$ (365)	$ (172,948)	$ (142,324)
Adjustments required to reconcile net loss for the period to net cash used in operating activities:
Depreciation and amortization	3	10
Stock based compensation	511	184
Interest on loans	(14)	15
Write- off of obsolete inventory				5,111
Change in assets and liabilities:
Prepaid expenses			29,772	34,184
Accounts payable			12,072	6,586
Accrued interest and expenses			75,289	36,001
Decrease (increase) in other current assets	(48)	(3)
Increase (decrease) in accounts payable	(38)	46
Increase (decrease) in other accounts payable	(78)	(7)
Net cash used in operating activities	(355)	(120)	(55,815)	(60,442)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments on note payable			(32,738)	(26,007)
Advances from stockholder			53,754	98,349
Repayment of advances from stockholder				(12,182)
Proceeds from secured promissory notes	965		35,000
Repayments of long term banking institute	(8)
Net cash provided by financing activities	957		56,016	60,160
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	602	(120)	201	(282)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	262	61	61	343
CASH AND CASH EQUIVALENTS AT END OF PERIOD	625	70	262	61
Supplemental disclosure of cash flow information: Non cash transactions:
Interest			726	652
Income taxes
Issuance of shares in exchange for extinguishment of debt	623
Issuance of shares in exchange for convertible loans	$ 448
Issuance of note payable for prepaid insurance			$ 12,293	$ 31,610